Condensed Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 28, 2019	Dec. 29, 2018	Dec. 30, 2017
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income/(loss)	$ 1,933	$ (10,254)	$ 10,932
Adjustments to reconcile net income/(loss) to operating cash flows:
Depreciation and amortization	994	983	1,031
Amortization of postretirement benefit plans prior service costs/(credits)	(306)	(339)	(328)
Equity award compensation expense	46	33	46
Deferred income tax provision/(benefit)	(293)	(1,967)	(6,495)
Postemployment benefit plan contributions	(32)	(76)	(1,659)
Goodwill and intangible asset impairment losses	1,899	15,936	49
Nonmonetary currency devaluation	10	146	36
Loss/(gain) on sale of business	(420)	15	0
Other items, net	(46)	160	253
Changes in current assets and liabilities:
Trade receivables	140	(2,280)	(2,629)
Inventories	(277)	(251)	(236)
Accounts payable	(58)	(23)	441
Other current assets	52	(146)	(64)
Other current liabilities	(90)	637	(876)
Net cash provided by/(used for) operating activities	3,552	2,574	501
CASH FLOWS FROM INVESTING ACTIVITIES:
Cash receipts on sold receivables	0	1,296	2,286
Capital expenditures	(768)	(826)	(1,194)
Payments to acquire business, net of cash acquired	(199)	(248)	0
Proceeds from net investment hedges	590	24	6
Proceeds from sale of business, net of cash disposed	1,875	18	0
Other investing activities, net	13	24	79
Net cash provided by/(used for) investing activities	1,511	288	1,177
CASH FLOWS FROM FINANCING ACTIVITIES:
Repayments of long-term debt	(4,795)	(2,713)	(2,641)
Proceeds from issuance of long-term debt	2,967	2,990	1,496
Debt prepayment and extinguishment costs	(99)	0	0
Proceeds from issuance of commercial paper	557	2,784	6,043
Repayments of commercial paper	(557)	(3,213)	(6,249)
Dividends paid	(1,953)	(3,183)	(2,888)
Other financing activities, net	(33)	(28)	18
Net cash provided by/(used for) financing activities	(3,913)	(3,363)	(4,221)
Effect of exchange rate changes on cash, cash equivalents, and restricted cash	(6)	(132)	57
Cash, cash equivalents, and restricted cash
Net increase/(decrease)	1,144	(633)	(2,486)
Balance at beginning of period	1,136	1,769	4,255
Balance at end of period	2,280	1,136	1,769
NON-CASH INVESTING ACTIVITIES:
Beneficial interest obtained in exchange for securitized trade receivables	0	938	2,519
CASH PAID DURING THE PERIOD FOR:
Interest paid during the period	1,306	1,322	1,269
Income taxes paid during the period	$ 974	$ 543	$ 1,206